SUPPLEMENTARY INFORMATION (Schedule of Credit from Banks) (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2009	May 31, 2010	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Credit from banks			$ 183,000	$ 183,000
Amount of debt extinguished	675,000
Total debt, amount maturing in 5 years				1,000,000
Total debt, amount maturing in 10 years				600,000
Banks [Member]
Debt Instrument [Line Items]
Amount of debt extinguished		2,400,000
Total debt, amount maturing in 5 years		1,000,000
Total debt, amount maturing in 10 years		600,000
Linked To Dollar [Member]
Debt Instrument [Line Items]
% interest rate as of December 31, 2014			2.50%
Credit from banks			$ 183,000	$ 183,000